Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

April 30, 2019

T02-QTLY-0619

1.9584804.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
BEVERAGES – 24.9%
Brewers – 0.8%
Molson Coors Brewing Co. Class B	53,045	$3,404,959
The Boston Beer Co., Inc. Class A (a)	2,598	805,406

		4,210,365

Distillers & Vintners – 2.8%
Brown-Forman Corp. Class B	77,403	4,124,806
Constellation Brands, Inc. Class A	44,736	9,469,269
MGP Ingredients, Inc.	4,722	414,922

		14,008,997

Soft Drinks – 21.3%
Coca-Cola Bottling Co. Consolidated	1,317	428,065
Monster Beverage Corp. (a)	109,428	6,521,909
National Beverage Corp.	3,052	170,912
PepsiCo, Inc.	369,282	47,286,560
Primo Water Corp. (a)	9,142	143,986
The Coca-Cola Co.	1,057,873	51,899,249

		106,450,681

TOTAL BEVERAGES		124,670,043

FOOD & STAPLES RETAILING – 19.7%
Drug Retail – 2.4%
Rite Aid Corp. (a)	16,036	146,890
Walgreens Boots Alliance, Inc.	215,846	11,562,870

		11,709,760

Food Distributors – 2.9%
Performance Food Group Co. (a)	33,712	1,380,506
SpartanNash Co.	11,914	192,649
Sysco Corp.	140,166	9,863,482
The Andersons, Inc.	6,986	228,442
The Chefs’ Warehouse, Inc. (a)	9,263	302,715
United Natural Foods, Inc. (a)	15,072	194,730
US Foods Holding Corp. (a)	65,461	2,392,600

		14,555,124

Food Retail – 1.7%
Casey’s General Stores, Inc.	11,882	1,572,583
Ingles Markets, Inc. Class A	5,319	146,006
Smart & Final Stores, Inc. (a)	10,506	68,604
Sprouts Farmers Market, Inc. (a)	38,992	835,209
The Kroger Co.	218,302	5,627,825
Village Super Market, Inc. Class A	5,523	162,266
Weis Markets, Inc.	5,612	235,985

		8,648,478

Hypermarkets & Super Centers – 12.7%
BJ’s Wholesale Club Holdings, Inc. (a)	29,844	846,078
Costco Wholesale Corp.	95,241	23,384,523
PriceSmart, Inc.	6,319	377,939
Walmart, Inc.	380,023	39,081,565

		63,690,105

TOTAL FOOD & STAPLES RETAILING		98,603,467

	Shares	Value
FOOD PRODUCTS – 18.1%
Agricultural Products – 2.3%
Archer-Daniels-Midland Co.	150,134	$6,695,976
Bunge Ltd.	36,932	1,935,606
Darling Ingredients, Inc. (a)	43,102	940,055
Fresh Del Monte Produce, Inc.	8,311	245,258
Ingredion, Inc.	18,467	1,749,748

		11,566,643

Packaged Foods & Meats – 15.8%
B&G Foods, Inc.	17,279	449,254
Calavo Growers, Inc.	4,147	397,324
Cal-Maine Foods, Inc.	8,007	329,168
Campbell Soup Co.	48,238	1,866,328
Conagra Brands, Inc.	127,785	3,933,222
Dean Foods Co.	22,575	38,377
Farmer Bros Co. (a)	2,847	57,396
Flowers Foods, Inc.	49,661	1,079,630
Freshpet, Inc. (a)	9,044	403,905
General Mills, Inc.	158,541	8,160,105
Hormel Foods Corp.	81,088	3,238,655
Hostess Brands, Inc. (a)	24,945	334,263
J&J Snack Foods Corp.	3,915	615,360
John B Sanfilippo & Son, Inc.	2,152	155,181
Kellogg Co.	69,714	4,203,754
Lamb Weston Holdings, Inc.	38,913	2,725,856
Lancaster Colony Corp.	5,039	749,350
Landec Corp. (a)	6,318	66,402
McCormick & Co., Inc. (non-vtg.)	32,474	5,000,022
Mondelez International, Inc. Class A	391,006	19,882,655
Pilgrim’s Pride Corp. (a)	16,310	438,902
Post Holdings, Inc. (a)	18,011	2,031,281
Sanderson Farms, Inc.	5,391	817,437
Seaboard Corp.	76	341,664
The Hain Celestial Group, Inc. (a)	24,387	532,124
The Hershey Co.	40,140	5,011,479
The JM Smucker Co.	30,143	3,696,436
The Kraft Heinz Co.	160,372	5,330,765
The Simply Good Foods Co. (a)	17,927	402,640
Tootsie Roll Industries, Inc.	4,673	181,453
TreeHouse Foods, Inc. (a)	14,660	981,927
Tyson Foods, Inc. Class A	78,695	5,902,912

		79,355,227

TOTAL FOOD PRODUCTS		90,921,870

HOUSEHOLD PRODUCTS – 22.0%
Household Products – 22.0%
Central Garden and Pet Co. (a)	2,784	75,112
Central Garden and Pet Co. Class A (a)	10,960	268,301
Church & Dwight Co., Inc.	66,745	5,002,538
Colgate-Palmolive Co.	220,593	16,056,964
Energizer Holdings, Inc.	15,623	748,185
Kimberly-Clark Corp.	92,333	11,853,711
Spectrum Brands Holdings, Inc.	10,461	644,084
The Clorox Co.	35,132	5,611,634

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Common Stocks – continued

	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
The Procter & Gamble Co.	651,781	$69,401,641
WD-40 Co.	3,631	610,916

TOTAL HOUSEHOLD PRODUCTS		110,273,086

PERSONAL PRODUCTS – 3.1%
Personal Products – 3.1%
Avon Products, Inc. (a)	115,035	365,811
Coty, Inc. Class A	128,378	1,389,050
Edgewell Personal Care Co. (a)	13,456	554,791
elf Beauty, Inc. (a)	6,556	83,851
Herbalife Nutrition Ltd. (a)	28,998	1,532,545
Inter Parfums, Inc.	4,486	325,190
Medifast, Inc.	2,970	435,669
Nu Skin Enterprises, Inc. Class A	13,845	704,295
The Estee Lauder Cos., Inc. Class A	58,213	10,001,576
USANA Health Sciences, Inc. (a)	3,143	262,315

TOTAL PERSONAL PRODUCTS		15,655,093

TOBACCO – 12.0%
Tobacco – 12.0%
Altria Group, Inc.	439,886	23,899,006
Philip Morris International, Inc.	406,682	35,202,394

	Shares	Value
Turning Point Brands, Inc.	4,864	$208,033
Universal Corp.	8,182	440,683
Vector Group Ltd.	44,149	420,740

TOTAL TOBACCO		60,170,856

TOTAL COMMON STOCKS (Cost $487,066,820)		500,294,415

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $273,861)	273,861	273,861

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $487,340,681)		500,568,276

NET OTHER ASSETS (LIABILITIES) – 0.1%		608,406

NET ASSETS – 100.0%		$501,176,682

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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